Off-balance sheet assets received (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged		SFr 469,132	SFr 429,327
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative transactions and other transactions	[1]	462,460	423,524
received in unsecured borrowings		6,672	5,803
Thereof sold or repledged	[2]	337,514	316,323
in connection with financing activities		293,295	277,341
to satisfy commitments under short sale transactions		30,463	22,824
in connection with derivative and other transactions	[1]	13,756	16,158
Off-balance sheet securities placed with central banks related to undrawn credit lines and for payment, clearing and settlement		28,100	30,900
UBS AG
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged		469,132	429,327
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative transactions and other transactions	[3]	462,460	423,524
received in unsecured borrowings		6,672	5,803
Thereof sold or repledged	[4]	337,514	316,324
in connection with financing activities		293,295	277,341
to satisfy commitments under short sale transactions		30,463	22,825
in connection with derivative and other transactions	[3]	13,756	16,158
Off-balance sheet securities placed with central banks related to undrawn credit lines and for payment, clearing and settlement		SFr 28,100	SFr 30,900

[1]
Includes securities received as initial margin from its clients that UBS is required to remit to CCPs, brokers and deposit banks through its exchange-traded derivative (ETD) clearing and execution services.

[2]
Does not include off-balance sheet securities (31 December 2017: CHF 28.1 billion; 31 December 2016: CHF 30.9 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.

[3]
Includes securities received as initial margin from its clients that UBS AG is required to remit to CCPs, brokers and deposit banks through its exchange-traded derivative (ETD) clearing and execution services.

[4]
Does not include off-balance sheet securities (31 December 2017: CHF 28.1 billion; 31 December 2016: CHF 30.9 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.